Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	DNOW INC.
Entity Central Index Key	0001599617
Entity Emerging Growth Company	false
Entity File Number	001-36325
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4191184
Entity Address, Address Line One	7402 North Eldridge Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77041
City Area Code	281
Local Phone Number	823-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	DNOW
Security Exchange Name	NYSE